INCOME TAXES - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
ALLL	$ 304,771	$ 320,503
Auto loan mark-to-market adjustment	254,307	150,231
Unrealized loss on available-for-sale securities	145,589	167,468
Unrealized loss on derivatives	0	25,050
Unrealized loss on AFS securities reclassified to HTM	33,248	39,618
Net operating loss carryforwards	42,160	51,007
ROU lease liability	137,235	141,008
Employee benefits	59,082	117,307
General business credit & other tax credit carryforwards	1,140,129	864,319
Depreciation and amortization	611,111	843,190
Deferred income	4,356	55,039
Other	75,889	91,853
Total gross deferred tax assets	2,807,877	2,866,593
Valuation allowance	(84,445)	(81,553)
Total deferred tax assets	2,723,432	2,785,040
Deferred tax liabilities:
Purchase accounting adjustments	49,058	56,468
Unrealized gain on derivatives	13,972	0
Originated MSRs	21,786	23,779
ROU lease asset	124,402	131,594
Auto lease transactions	1,988,269	2,128,932
Other	146,186	79,958
Total gross deferred tax liabilities	2,343,673	2,420,731
Net deferred tax asset / (liability)	$ 379,759	$ 364,309